Form N-1A Supplement	Jul. 29, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

ARISTOTLE FUNDS SERIES TRUST (THE “TRUST”)

Supplement dated December 5, 2025 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated July 29, 2025, as may be supplemented and/or revised from time to time, with respect to the series of the Trust (the “Aristotle Funds”)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI. Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus, or SAI, as applicable.
Aristotle Core Bond Fund
Effective December 29, 2025, Aristotle Core Bond Fund’s (the “Fund”) Supervision and Administration Fee for Class I has been reduced from 0.13% to 0.09%. There has been no change to the Fund’s Advisory Fee of 0.35% for all share classes. As a result, the Fund’s total Management Fee for Class I is now 0.44%. In addition, also effective December 29, 2025, the contractual fee waiver for Class I has been reduced from 0.48% to 0.44%.

Effective December 29, 2025, all references to the Fund’s Class I Supervision and Administration Fee rate in the Summary Prospectus, Prospectus and SAI are hereby revised to reflect the changes described herein. Further, the Fees and Expenses of the Fund tables and Examples in the Summary Prospectus and the “Fund Summaries - Aristotle Core Bond Fund” section of the Prospectus are hereby restated to reflect the changes described herein, as set forth below.

Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. If these fees were included, the fees and expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	I	I-2
Management Fee[1]	0.44%	0.48%
Total Annual Fund Operating Expenses	0.44%	0.48%

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.35% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.09% for Class I (restated to reflect the current fee) and 0.13% for Class I-2 of the average net assets of the class.

Examples
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL or DON’T SELL your shares at the end of each period.
	Share Class
	I	I-2
1 year	$45	$49
3 years	$141	$154
5 years	$246	$269
10 years	$558	$604

Aristotle Core Income Fund

Effective December 29, 2025, Jeff Klingelhofer, CFA, has been added as a Portfolio Manager of Aristotle Core Income Fund.
Effective December 29, 2025, all disclosures related to the Aristotle Funds’ portfolio managers in the Prospectus and SAI are hereby revised to reflect that Mr. Klingelhofer, currently a portfolio manager for Aristotle Core Bond Fund, also serves as a portfolio manager for Aristotle Core Income Fund. Further, the following disclosures are hereby revised to reflect the addition of Mr. Klingelhofer as a portfolio manager.
Aristotle Core Income Fund Summary Prospectus, page 15, and Fund Summaries - Aristotle Core Income Fund, page 15 of the Prospectus:

Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Pacific Capital, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
David Weismiller, CFA, Senior Managing Director and Portfolio Manager	Since 2010
Michael Marzouk, CFA, Senior Managing Director and Portfolio Manager	Since 2016
Brian M. Robertson, CFA, Senior Managing Director and Portfolio Manager	Since 2016
Ying Qiu, CFA, Managing Director and Portfolio Manager	Since 2021
Jeff Klingelhofer, CFA, Managing Director and Portfolio Manager	Since 2025
Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.